September 12, 2025

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:  FIS Trust, File Nos. 333-288251 and 811-24099

On behalf of FIS Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Amendment”) on Form N-1A/A. The purpose of this filing is to provide a series identifier for the FIS Christian Stock Fund.

If you have any questions concerning this filing, please contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench